9800 Fredericksburg Road
San Antonio, Texas 78288
September 27, 2017
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:	USAA Mutual Funds Trust Post-Effective Amendment No. 146 to Registration Statement on Form N-1A 1933 Act File No. 033-65572 1940 Act File No. 811-7852
Dear Sir or Madam:
On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 146 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.
As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on December 1, 2017, pursuant to Rule 485(a)(1) under the 1933 Act.
The Amendment is being filed with respect to the USAA Mutual Funds Trust (Small Cap Stock Fund) to (1) revise the prospectus for the Small Cap Stock Fund (Fund Shares and Institutional Shares) to incorporate a new subadviser; (2) bring the financial statements and other information up to date pursuant to Section 10(a)(3) of the 1933 Act, and in conjunction therewith; and (3) to make such other non-material changes as appropriate.
If you have any questions with respect to the enclosed, please call me at (210) 498-0034.
Sincerely,
By: /s/ Daniel Mavico
Daniel Mavico
Secretary
USAA Mutual Funds Trust